Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	12
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$133,982,483.22	0.6364964	$120,720,333.95	0.5734933	$13,262,149.27
Class A-2-B Notes	$88,791,241.85	0.6364964	$80,002,311.57	0.5734933	$8,788,930.28
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$618,553,725.07	0.6478495	$596,502,645.52	0.6247540	$22,051,079.55

Weighted Avg. Coupon (WAC)	3.23%		3.22%
Weighted Avg. Remaining Maturity (WARM)	46.64		45.75
Pool Receivables Balance	$679,023,157.93		$655,789,410.37
Remaining Number of Receivables	43,701		42,959

Adjusted Pool Balance	$651,848,820.56		$629,797,741.01

III. COLLECTIONS

Principal:
Principal Collections	$22,586,623.22
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$601,721.03
Total Principal Collections	$23,188,344.25

Interest:
Interest Collections	$1,775,285.30
Late Fees & Other Charges	$40,836.17
Interest on Repurchase Principal	$-
Total Interest Collections	$1,816,121.47

Collection Account Interest	$29,645.02
Reserve Account Interest	$3,058.47
Servicer Advances	$-

Total Collections	$25,037,169.21

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	12
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$25,037,169.21
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$25,037,169.21

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$565,852.63	$-	$565,852.63	565,852.63
	Collection Account Interest					$29,645.02
	Late Fees & Other Charges					$40,836.17
Total due to Servicer						$636,333.82

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$175,293.75		$175,293.75
	Class A-2-B Notes		$160,684.77		$160,684.77
	Class A-3 Notes		$405,625.00		$405,625.00
	Class A-4 Notes		$120,507.33		$120,507.33

	Total Class A interest:		$862,110.85		$862,110.85	862,110.85

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

	Available Funds Remaining:					$23,446,241.38

7.	Regular Principal Distribution Amount:					22,051,079.55

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$13,262,149.27
	Class A-2-B Notes				$8,788,930.28
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$22,051,079.55		$22,051,079.55
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$22,051,079.55		$22,051,079.55

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,395,161.83

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$27,174,337.37
Beginning Period Amount	$27,174,337.37
Current Period Amortization	$1,182,668.01
Ending Period Required Amount	$25,991,669.36
Ending Period Amount	$25,991,669.36
Next Distribution Date Required Amount	$24,835,420.99

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	12
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$33,295,095.49	$33,295,095.49	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	5.11%	5.29%	5.29%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.95%	42,509	98.76%	$647,634,619.64
30 - 60 Days	0.81%	348	0.95%	$6,220,378.46
61 - 90 Days	0.19%	80	0.22%	$1,460,653.00
91-120 Days	0.05%	21	0.07%	$449,165.96
121 + Days	0.00%	1	0.00%	$24,593.31
Total		42,959		$655,789,410.37

Delinquent Receivables 30+ Days Past Due
Current Period	1.05%	450	1.24%	$8,154,790.73
1st Preceding Collection Period	0.83%	361	0.98%	$6,642,625.20
2nd Preceding Collection Period	0.86%	380	1.00%	$7,005,808.23
3rd Preceding Collection Period	0.72%	323	0.83%	$6,058,533.04
Four-Month Average	0.86%		1.01%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.29%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		21		$380,117.03
Repossession Inventory		49		$319,339.25

Current Charge-Offs
Gross Principal of Charge-Offs				$647,124.34
Recoveries				$(601,721.03)
Net Loss				$45,403.31

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.08%

Average Pool Balance for Current Period				$667,406,284.15

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.08%
1st Preceding Collection Period				0.91%
2nd Preceding Collection Period				0.21%
3rd Preceding Collection Period				0.70%
Four-Month Average				0.48%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		55	793	$10,244,492.44
Recoveries		63	634	$(5,115,693.30)
Net Loss				$5,128,799.14
Cumulative Net Loss as a % of Initial Pool Balance				0.50%

Net Loss for Receivables that have experienced a Net Loss *		30	568	$5,139,351.29
Average Net Loss for Receivables that have experienced a Net Loss				$9,048.15

Principal Balance of Extensions				$2,507,807.59
Number of Extensions				130

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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